Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Notes to Financial Statements (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 14, 2016 USD ($)	Dec. 13, 2016 USD ($)	Dec. 31, 2016 USD ($) Amendment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 28, 2016 USD ($)	Oct. 04, 2016 USD ($)	Nov. 04, 2015	Sep. 07, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) $ / shares	Mar. 06, 2015
Transactions with Related Parties [Abstract]
Repayments of related party debt			$ 6,900	$ 0	$ 0
Loan Agreement dated March 6, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends											50.00%
Term to meet consolidated installment and debt interest payments			18 months
Loan Agreement dated November 4, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends								50.00%
Term to meet consolidated installment and debt interest payments			18 months
Jelco [Member]
Transactions with Related Parties [Abstract]
Repayments of related party debt		$ 6,900
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Transactions with Related Parties [Abstract]
Face amount						$ 12,800	$ 4,150
Seanergy Maritime Holdings Corp. [Member]
Basis of Presentation [Abstract]
Cash dividends from subsidiaries			$ 0	0	0
Transactions with Related Parties [Abstract]
Repayments of related party debt			6,900	$ 0	$ 0
Guarantee [Abstract]
Maximum potential amount under guarantee			$ 178,130
Seanergy Maritime Holdings Corp. [Member] | Loan Agreement dated March 6, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments			18 months
Seanergy Maritime Holdings Corp. [Member] | Loan Agreement dated November 4, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments			18 months
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Face amount										$ 4,000
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares										$ 0.90
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Unsecured Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Face amount									$ 6,765
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares									$ 0.90
Number of amendments | Amendment			7
Maximum principal amount available to be drawn			$ 21,165
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Transactions with Related Parties [Abstract]
Face amount						$ 12,800	$ 4,150
Repayments of related party debt	$ 6,900
Sea Genius Shipping Co. [Member] | Loan Agreement dated September 1, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets			$ 156
Value to loan ratio			145.00%
Minimum balance required to distribute dividends or distributions			$ 3,000
Sea Glorius Shipping Co. [Member] | Loan Agreement dated September 1, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets			$ 523
Value to loan ratio			145.00%
Minimum balance required to distribute dividends or distributions			$ 3,000
Lord Ocean Navigation Co. [Member] | Loan Agreement dated November 28, 2016 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets			(5,914)
Minimum balance required to distribute dividends or distributions			1,000
Knight Ocean Navigation Co. [Member] | Loan Agreement dated November 28, 2016 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets			(6,817)
Minimum balance required to distribute dividends or distributions			$ 1,000